Shares Repurchased	9 Months Ended
Sep. 30, 2011
Shares Repurchased [Abstract]
Shares Repurchased

8. Shares Repurchased

During the nine months ended September 30, 2011, the Company repurchased 383,201 shares of its Company stock for an aggregate price of $2,130. The shares repurchased related to the vesting of restricted common stock granted to employees.